Summarised Financial Information	6 Months Ended
Jun. 30, 2021
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information

Notes to the Unaudited Interim Financial Statements

SUMMARISED FINANCIAL INFORMATION

The following summarised financial information is required by the rules of the Securities and Exchange Commission and has been prepared in accordance with Section 3-10 of Regulation S-X in respect of the guarantees of:

The financial information relates to the guarantees of:

•

US$12.35 billion of outstanding bonds issued by B.A.T Capital Corporation (BATCAP) in connection with the acquisition of Reynolds, including registered bonds issued in exchange for the initially issued bonds (the 2017 Bonds);

•

US$10.65 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on July 17, 2019, pursuant to which BATCAP or BATIF may issue an indefinite amount of debt securities; and

•

US$1.50 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on July 17, 2019, pursuant to which BATCAP or BATIF may issue an indefinite amount of debt securities.

As of July 28, 2020, all relevant Group entities suspended their reporting obligations with respect to the US$7.7 billion (30 June 2020: US$8.9 billion; 31 December 2020: US$7.7 billion) of RAI unsecured notes and US$40.9 million (30 June 2020 and 31 December 2020: US$40.9 million) of Lorillard unsecured notes. As such, no summarised financial information is provided with respect to these securities.

As described below, Reynolds American Inc. (Reynolds American/RAI) is a subsidiary guarantor of all outstanding series of BATCAP and BATIF bonds. Under the terms of the indentures governing such notes, any subsidiary guarantor (including Reynolds American) other than BATCAP or BATIF, as applicable, BATNF and BATHTN, will automatically and unconditionally be released from all obligations under its guarantee, and such guarantee shall thereupon terminate and be discharged and of no further force or effect, in the event that (1) its guarantee of all then outstanding notes issued under the Group’s EMTN Programme is released or (2) at substantially the same time its guarantee of the debt securities is terminated, such subsidiary guarantor is released from all obligations in respect of indebtedness for borrowed money for which such subsidiary guarantor is an obligor (as a guarantor or borrower). Under the EMTN Programme, Reynolds American’s guarantee is released if at any time the aggregate amount of indebtedness for borrowed money, subject to certain exceptions, for which Reynolds American is an obligor, does not exceed 10% of the outstanding long-term debt of BAT as reflected in the balance sheet included in BAT's most recent publicly released interim or annual consolidated financial statements.

Reynolds American’s guarantee may be released notwithstanding Reynolds American guaranteeing other indebtedness, provided Reynolds American’s guarantee of outstanding notes issued under the EMTN Programme is released. If Reynolds American’s guarantee is released, BAT is not required to replace such guarantee, and the debt securities will have the benefit of fewer subsidiary guarantees for the remaining maturity of the debt securities.

Note: The following summarised financial information reports the unconsolidated contribution of each applicable company to the Group’s consolidated results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/ or RAI and its subsidiaries (collectively, the Reynolds Group)) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the US business or RAI (and/or the Reynolds Group), it is provided as an explanation of the US business’s or RAI’s (and/or the Reynolds Group’s) primary US GAAP-based financial statements and information.

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several:

a. British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;

b. B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATCAP’ in the financials below;

c. B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;

d. B.A.T. Netherlands Finance B.V. (as a subsidiary guarantor), referred to as ‘BATNF’ in the financials below;

e. Reynolds American Inc. (as a subsidiary guarantor), referred to as ‘RAI’ in the financials below; and

f. British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the 2017 Bonds only), referred to as ‘BATHTN’ in the financials below.

In accordance with Section 13-01 of Regulation S-X, information in respect of investments in subsidiaries that are not issuers or guarantors has been excluded from non-current assets as shown in the balance sheet table below. The “BATHTN” column in the summarised financial information is only applicable in the context of the 2017 Bonds. British American Tobacco Holdings (The Netherlands) B.V. (‘BATHTN’) is not an issuer nor a guarantor of any of the other securities referenced in this note. None of the issuers or other guarantors has material balances with or an investment in BATHTN. Investments in subsidiaries represent share capital acquired in relation to or issued by subsidiary undertakings.

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

Six months ended 30 June 2021	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Income Statement
Revenue	-	-	-	-	-	-
(Loss)/profit from operations	(10)	(1)	(1)	-	4	-
Dividend income	-	-	-	-	2,255	-
Net finance income/(costs)	83	(16)	133	-	(208)	-
Profit/(loss) before taxation	73	(17)	132	-	2,051	-
Taxation on ordinary activities	-	13	(1)	-	43	-
Profit/(loss) for the period	73	(4)	131	-	2,094	-

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(10)	(1)	(1)	-	17	-
Transactions with non-issuer/non-guarantor subsidiaries net finance income	-	356	281	-	14	-
Dividend income from non-issuer/non-guarantor subsidiaries	-	-	-	-	2,255	-

Six months ended 30 June 2020	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	-	-	-	-	-	-
(Loss)/profit from operations	(19)	3	(1)	-	(3)	-
Dividend income	-	-	-	-	2,310	-
Net finance income/(costs)	49	425	96	-	(456)	-
Profit/(loss) before taxation	30	428	95	-	1,851	-
Taxation on ordinary activities	-	(98)	-	-	109	-
Profit/(loss) for the period	30	330	95	-	1,960	-

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(19)	3	(1)	-	8	-
Transactions with non-issuer/non-guarantor subsidiaries net finance income/(cost)	5	573	419	-	16	-
Dividend income from non-issuer/non-guarantor subsidiaries	-	-	-	-	2,310	-

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

As at 30 June 2021	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	18,795	9,655	1,448	362	70

Current assets	4,707	2,419	30,953	18	997	20

Non-current liabilities	9	17,688	12,070	1,448	8,788	18

Non-current borrowings	-	17,677	11,975	1,448	8,724	-

Other non-current liabilities	9	11	95	-	64	18

Current liabilities	1,621	3,419	26,835	18	722	7

Current borrowings	1,579	3,389	26,454	18	199	3

Other current liabilities	42	30	381	-	523	4

Intercompany transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	4,671	15,570	38,172	-	1,322	20

Amounts due to non-issuer/non-guarantor subsidiaries	-	2,228	18,376	-	55	2

Investment in subsidiaries (that are not issuers or guarantors)	27,234	-	718	-	23,189	1,516

As at 31 December 2020	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet

Non-current assets	236	18,991	10,332	1,509	402	26

Current assets	7,070	3,404	30,601	22	268	15

Non-current liabilities	1,580	17,867	15,326	1,509	8,885	6

Non-current borrowings	1,571	17,867	15,243	1,509	8,823	-

Other non-current liabilities	9	-	83	-	62	6

Current liabilities	52	4,444	24,038	22	972	2

Current borrowings	9	4,329	23,478	22	200	1

Other current liabilities	43	115	560	-	772	1

Intercompany transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	7,031	16,088	38,761	-	620	15

Amounts due to non-issuer/non-guarantor subsidiaries	3	3,139	19,550	-	62	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	-	718	-	23,820	1,580